Average Annual Total Returns - AMG GW&K Global Allocation Fund	May 01, 2021
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
Since Inception	10.72%	[1]
Inception Date	Nov. 30, 2012
IndexFourBloombergBarclaysGlobalAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	14.46%
5 Years	9.56%
10 Years	6.86%
Since Inception	7.52%	[1]
Inception Date	Nov. 30, 2012
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.20%
5 Years	4.79%
10 Years	2.83%
Since Inception	2.23%	[1]
Inception Date	Nov. 30, 2012
Class N
Average Annual Return:
1 Year	18.92%
5 Years	10.30%
10 Years	9.62%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	17.85%
5 Years	9.00%
10 Years	8.06%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.60%
5 Years	7.77%
10 Years	7.31%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	19.28%
5 Years	10.57%
10 Years	9.90%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	19.08%
5 Years	10.47%
10 Years
Since Inception	10.02%	[1]
Inception Date	Nov. 30, 2012

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on November 30, 2012.